Equity - Dividends, Other comprehensive loss and Treasury shares (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Minimum mandatory dividend rate as a percent of net income		0.10%
Change in fair value of cash flow hedges recognized in comprehensive income, net of tax	R$ 9.2	R$ 11.2
Deferred tax effect	R$ 2.9	R$ 3.5
Treasury shares, beginning of the period (in shares)	103,000
Purchased (in shares)	50,000
Treasury shares, ending of the period (in shares)	153,000	103,000
Treasury shares, beginning of the period	R$ 2.7
Purchased	1.4
Treasury shares, ending of the period	4.1	R$ 2.7
Treasury shares
Purchased	R$ 1.4